Related Party Transactions - Schedule of Break-Out of this Net Balance Due (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
FGR-BPL [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	$ (3,617,908)
Due to related party		$ (4,095,827)
Future Global Resources Limited (“FGR”) [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	2,129,455
Due to related party		2,164,636
Blue International Holdings Limited (“BIHL”) [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	2,337,202
Due to related party		2,437,041
Related Party [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	$ 848,749
Due to related party		$ 505,850